Carnival Corporation & PLC Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
OPERATING ACTIVITIES
Net Income (Loss)	$ (10,236)	$ 2,990	$ 3,152
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	2,241	2,160	2,017
Impairments	4,063	26	16
Gains on fuel derivatives, net	0	0	(59)
Loss on repurchases of Convertible Notes	464	0	0
Share-based compensation	105	46	65
Noncash lease expense	172	0	0
(Gain) loss on ship sales and other, net	78	43	(6)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(3,114)	5,265	5,186
Changes in operating assets and liabilities
Receivables	125	(114)	(58)
Inventories	77	79	(67)
Prepaid expenses and other	(209)	(254)	74
Accounts payable	(165)	34	(24)
Accrued liabilities and other	(311)	80	(100)
Customer deposits	(2,703)	387	539
Net cash provided by (used in) operating activities	(6,301)	5,475	5,549
INVESTING ACTIVITIES
Purchases of property and equipment	(3,620)	(5,429)	(3,749)
Proceeds from sales of ships	334	26	389
Purchase of minority interest	(81)	0	(135)
Derivative settlements and other, net	127	126	(19)
Net cash provided by (used in) investing activities	(3,240)	(5,277)	(3,514)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	2,852	(605)	417
Principal repayments of long-term debt	(1,621)	(1,651)	(1,556)
Proceeds from issuance of long-term debt	15,020	3,674	2,542
Dividends paid	(689)	(1,387)	(1,355)
Purchases of treasury stock	(12)	(603)	(1,468)
Issuance of common stock, net	3,249	4	3
Other, net	(150)	(86)	(42)
Net cash provided by (used in) financing activities	18,650	(655)	(1,460)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	53	(9)	(1)
Net increase (decrease) in cash, cash equivalents and restricted cash	9,161	(465)	574
Cash, cash equivalents and restricted cash at beginning of year	530	996	422
Cash, cash equivalents and restricted cash at end of year	$ 9,692	$ 530	$ 996